Summary of Significant Accounting Policies - Options to extend or terminate a lease (Table) (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Nave Aquila | Extention for one year
Related Party Transaction [Line Items]
Charter hire daily rate	$ 16,886
Nave Pulsar | Extention for one year
Related Party Transaction [Line Items]
Charter hire daily rate	16,590
Nave Cetus | Charter for two years
Related Party Transaction [Line Items]
Charter hire daily rate	16,088
Nave Cetus | Extention for one year
Related Party Transaction [Line Items]
Charter hire daily rate	17,063
Nave Luminosity | Extention for one year
Related Party Transaction [Line Items]
Charter hire daily rate	$ 18,022
Nave Spherical | Charter for three years
Related Party Transaction [Line Items]
Lessor, Operating Lease, Variable Lease Payment	100% of BITR TD3C-TCE index plus $5,000
Lessor, Operating Lease, Basis Spread On Variable Lease Payment	$ 5,000
Nave Spherical | One optional year
Related Party Transaction [Line Items]
Lessor, Operating Lease, Variable Lease Payment	100% BITR TD3C index plus $1,500
Lessor, Operating Lease, Basis Spread On Variable Lease Payment	$ 1,500
TBN | Extention for five years
Related Party Transaction [Line Items]
Charter hire daily rate	$ 29,751